Consolidated and Combined Statements of Changes in Equity - USD ($)	Ordinary shares [member]	Shares Application Money [member]	Reserve of Change in Value of Merger Reserves [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Reserve of change in value of foreign currency basis spreads [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Mar. 31, 2023	$ 11,127,521	$ 109,074	$ (3,067,047)		$ (124,413)	$ (6,351,762)	$ 1,693,373	$ (24,934)	$ 1,668,439
IfrsStatementLineItems [Line Items]
Issuance of shares pursuant to investment in combining entities	2,404,086	(109,074)					2,295,012		2,295,012
Arising from part dilution of equity interest in a subsidiary						4,122	4,122	(4,122)
Loss for the financial year						(2,304,026)	(2,304,026)	(87,135)	(2,391,161)
Other comprehensive income (loss)					(121,298)		(121,298)		(121,298)
Total comprehensive income/(loss) for the financial year					(121,298)	(2,304,026)	(2,425,324)	(87,135)	(2,512,459)
Balance at Mar. 31, 2024	13,531,607		(3,067,047)		(245,711)	(8,651,666)	1,567,183	(116,191)	1,450,992
IfrsStatementLineItems [Line Items]
Issuance of shares pursuant to investment in combining entities	(13,531,027)		13,531,027
Loss for the financial year						(2,513,573)	(2,513,573)	(111,165)	(2,624,738)
Other comprehensive income (loss)					57,830		57,830		57,830
Total comprehensive income/(loss) for the financial year					57,830	(2,513,573)	(2,455,743)	(111,165)	(2,566,908)
Balance at Mar. 31, 2025	580		10,463,980		(187,881)	(11,165,239)	(888,560)	(227,356)	(1,115,916)
IfrsStatementLineItems [Line Items]
Issuance of shares pursuant to investment in combining entities	16,609						16,609		16,609
Loss for the financial year						(2,008,428)	(2,008,428)	(78,027)	(2,086,455)
Other comprehensive income (loss)				(76,988)	(182,082)		(259,070)		(259,070)
Total comprehensive income/(loss) for the financial year				(76,988)	(182,082)	(2,008,428)	(2,267,498)	(78,027)	(2,345,525)
Adjustment on acquisition of subsidiaries	(580)						(580)		(580)
Effect on merger acquisition			215,380				215,380		215,380
Issuance of shares during the financial year	31						31		31
Balance at Mar. 31, 2026	$ 16,640		$ 10,679,360	$ (76,988)	$ (369,963)	$ (13,173,667)	$ (2,924,618)	$ (305,383)	$ (3,230,001)